INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 1,584	$ 1,796
Finished goods	8,585	8,313
Total inventory	10,169	10,109
Cost of goods sold, deferred finished goods inventory	$ 572	$ 1,336